Property, Plant and Equipment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property, plant and equipment [abstract]
Estimated residual value of property plant and equipment	5.00%	5.00%
Property plant and equipment the Group has not yet obtained ownership certificate	¥ 182,011,000		¥ 191,698,000		$ 27,975,000
Impairment loss on property, plant and equipment	¥ 0	$ 0	¥ 0	¥ 0